Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Consolidated Statements of Operations and Comprehensive Income (Loss)
NET REVENUE	$ 46,471,478	$ 64,855,025	$ 57,099,884
COST OF REVENUE	44,719,984	58,627,728	51,461,354
GROSS PROFIT	1,751,494	6,227,297	5,638,530
SELLING, GENERAL AND ADMINISTRATIVE, RESEARCH AND DEVELOPMENT EXPENSES	4,361,593	4,125,294	3,250,485
INCOME (LOSS) FROM OPERATIONS	(2,610,099)	2,102,003	2,388,045
Other income (expenses)
Interest income (expense), net	99,190	24,860	(57,671)
Investment income (loss)	(5,523,365)	(812,804)	462,014
Grant income	192,375	413,717	564,098
Other income (expenses)	(61,005)	(167,217)	6,791
Total Other income (expense)	(5,292,805)	(541,444)	975,232
INCOME (LOSS) BEFORE INCOME TAX PROVISION	(7,902,904)	1,560,559	3,363,277
PROVISION FOR INCOME TAXES	219,166	194,302	255,133
NET INCOME (LOSS)	(8,122,070)	1,366,257	3,108,144
Less: net income (loss) attributable to non-controlling interest	(341,450)	289,564	(44,724)
NET INCOME (LOSS) ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	(7,780,620)	1,076,693	3,152,868
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(730,903)	(3,091,179)	1,560,381
COMPREHENSIVE INCOME (LOSS)	(8,852,973)	(1,724,922)	4,668,525
Less: comprehensive income (loss) attributable to non - controlling interests	(381,357)	101,542	56,590
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO QILIAN INTERNATIONAL HOLDING GROUP LIMITED	$ (8,471,616)	$ (1,826,464)	$ 4,611,935
Earnings (loss) per common share - basic	$ (0.22)	$ 0.03	$ 0.09
Earnings (loss) per common share - diluted	$ (0.22)	$ 0.03	$ 0.09
Weighted average shares - basic	35,750,000	35,750,000	34,089,286
Weighted average shares - diluted	35,750,000	35,750,000	34,089,286